FINANCIAL RISK MANAGEMENT - Summary of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity	$ 340,989	$ 241,706	$ 200,192	$ 200,192
Credit facility	32,000	69,000	12,300
Cash and cash equivalents	7,760	4,828	5,017	5,017
Non-current financial assets	1,000	7,148	$ 4,458
Common shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current financial assets		7,006
Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	32,000	69,000		$ 12,300
Capital Risk Management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity	341,000	241,700
Capital Risk Management | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	32,000	69,000
Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in net (loss) income due to reasonably possible increase (decrease) in designated risk component	300
Increase (decrease) in other comprehensive (loss) income due to reasonably possible increase (decrease) in designated risk component	$ 1,800
Currency Risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Currency Risk | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Liquidity Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 7,800	4,800
Working capital	35,100	19,900
Liquidity Risk | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Remaining borrowing capacity	88,000
Other Risks | Common shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current financial assets	$ 18,200	$ 7,100
Equity Price Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in other comprehensive (loss) income due to reasonably possible increase (decrease) in designated risk component	$ 1,800